Schedule of Investments

ARK Next Generation Internet ETF

April 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–94.6%

Automobiles - 10.6%
Tesla, Inc.*	990,327	$702,577,587

Banks - 0.1%
Silvergate Capital Corp., Class A*	53,775	5,765,755

Biotechnology - 1.0%
Veracyte, Inc.*	1,362,284	67,773,629

Capital Markets - 3.9%
Coinbase Global, Inc., Class A*	625,334	186,124,411
Intercontinental Exchange, Inc.	605,256	71,244,684
Total Capital Markets		257,369,095

Consumer Finance - 1.4%
LendingClub Corp.*	4,534,752	69,789,833
LendingTree, Inc.*	106,848	22,063,044
Total Consumer Finance		91,852,877

Diversified Consumer Services - 0.9%
2U, Inc.*	1,558,586	61,174,500

Entertainment - 15.5%
HUYA, Inc. (China)*(a)	3,716,911	65,491,972
Netflix, Inc.*	179,067	91,945,532
Nintendo Co. Ltd. (Japan)(a)	818,358	58,831,757
ROBLOX Corp., Class A*	726,576	54,166,241
Roku, Inc.*	644,727	221,122,019
Sea Ltd. (Taiwan)*(a)	661,285	167,000,914
Skillz, Inc.*	6,786,918	118,906,803
Spotify Technology SA*	989,997	249,598,044
Total Entertainment		1,027,063,282

Health Care Technology - 4.6%
Teladoc Health, Inc.*	1,767,059	304,552,619

Hotels, Restaurants & Leisure - 1.6%
DraftKings, Inc., Class A*	1,882,777	106,678,145

Interactive Media & Services - 10.7%
Baidu, Inc. (China)*(a)	518,003	108,951,571
Pinterest, Inc., Class A*	1,082,039	71,814,928
Snap, Inc., Class A*	1,239,056	76,598,442
Tencent Holdings Ltd. (China)(a)	1,327,103	105,717,025
Twitter, Inc.*	3,371,023	186,147,890
Zillow Group, Inc., Class C*	1,261,506	164,147,161
Total Interactive Media & Services		713,377,017

Internet & Direct Marketing Retail - 5.4%
JD.com, Inc. (China)*(a)	2,183,007	168,877,422
MercadoLibre, Inc. (Argentina)*	37,993	59,686,243
Pinduoduo, Inc. (China)*(a)	950,928	127,357,787
Total Internet & Direct Marketing Retail		355,921,452

IT Services - 15.6%
Adyen NV (Netherlands)*(a)	1,653,697	81,527,262
Fastly, Inc., Class A*	1,369,212	87,451,570
Okta, Inc.*	107,725	29,053,432
PayPal Holdings, Inc.*	368,375	96,621,079
Shopify, Inc., Class A (Canada)*	240,547	284,449,233
Snowflake, Inc., Class A*	98	22,696
Square, Inc., Class A*	1,216,846	297,908,238
Twilio, Inc., Class A*	441,187	162,268,579
Total IT Services		1,039,302,089

Leisure Products - 2.1%
Peloton Interactive, Inc., Class A*	1,388,908	136,599,102

Real Estate Management & Development - 3.3%
KE Holdings, Inc. (China)*(a)	1,702,977	88,639,953
Opendoor Technologies, Inc.*	6,534,196	132,448,153
Total Real Estate Management & Development		221,088,106

Semiconductors & Semiconductor Equipment - 0.0%(b)
NVIDIA Corp.	1,098	659,217

Software - 16.3%
Agora, Inc. (China)*(a)	1,116,352	54,265,871
Cloudflare, Inc., Class A*	900,165	76,279,982
Crowdstrike Holdings, Inc., Class A*	319,130	66,541,796
DocuSign, Inc.*	342,022	76,250,385
HubSpot, Inc.*	128,878	67,847,823
PagerDuty, Inc.*	1,774,317	75,337,500
Palantir Technologies, Inc., Class A*	4,961,656	114,316,554
Trade Desk, Inc. (The), Class A*	227,927	166,229,440
UiPath, Inc., Class A*	426,145	30,682,440
Unity Software, Inc.*	1,717,517	174,465,377
Zoom Video Communications, Inc., Class A*	553,857	176,996,082
Total Software		1,079,213,250

Technology Hardware, Storage & Peripherals - 1.6%
Nano Dimension Ltd. (Israel)*(a)	5,383,591	39,515,558
Pure Storage, Inc., Class A*	3,395,505	68,657,111
Total Technology Hardware, Storage & Peripherals		108,172,669

Total Common Stocks
(Cost $5,909,794,589)		6,279,140,391

UNIT TRUST–5.4%
Financials - 5.4%
Grayscale Bitcoin Trust BTC*
(Cost $201,093,462)	7,611,861	356,615,688

MONEY MARKET FUND–0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (c)
(Cost $8,270,167)	8,270,167	8,270,167

Total Investments–100.1%
(Cost $6,119,158,218)		6,644,026,246
Liabilities in Excess of Other Assets–(0.1)%		(5,413,798)
Net Assets–100.0%		$6,638,612,448

Schedule of Investments (continued)

ARK Next Generation Internet ETF

April 30, 2021 (Unaudited)

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2021.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2021, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$6,279,140,391	$–	$–	$6,279,140,391
Unit Trust‡	356,615,688	–	–	356,615,688
Money Market Fund	8,270,167	–	–	8,270,167
Total	$6,644,026,246	$–	$–	$6,644,026,246

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.